DISCONTINUED OPERATIONS - Gain on disposition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales			$ 365.9
Cost of sales			204.3
Selling, general and administrative expenses			91.1
Other deductions (income), net			55.3
Interest expense, net			28.7
Earnings (loss) before income taxes			(13.5)
Income tax expense			1.9
Earnings (loss) from Discontinued Operations - before gain on sale of discontinued operations			(15.4)
Gain on Disposition of Discontinued Operations - net of income taxes		$ 6.9	33.2
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	$ 0.0	$ 6.9	$ 17.8
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Assets	$ 0.0